February 2, 2018

Virtus Equity Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust 1933 Act/Rule 497(j) File No. 002-16590 and 811-00945

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 25, 2018 and effective on January 29, 2018.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood